Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting

The following table presents summary information by segment for the years ended December 2020, 2019 and 2018, respectively:

	For the year ended December 31, 2020
	Clean Food Platform	Restaurant	Others	Total
Revenues	$22,096,730	$28,590	$-	$22,125,320
Cost of goods sold	17,967,581	12	-	17,967,593
Gross profit	4,129,149	28,578	-	4,157,727
Depreciation and amortization	200,921	106,540	102	307,563
Capital expenditures	5,063	18,766	3,876	27,705
Loss from operations	(1,841,174)	(134,053)	(262,093)	(2,237,320)
Provision for income taxes	-	-	-	-
Segment loss	(1,822,536)	(133,433)	(262,093)	(2,218,062)
Segment assets	$10,853,114	$443,595	$26,166,168	$37,462,877

	For the year ended December 31, 2019
	Clean Food Platform	Restaurant	Others	Total
Revenues	$7,666,506	$16,077	$-	$7,682,583
Cost of goods sold	5,762,301	15,866	-	5,778,167
Gross profit	1,904,205	211	-	1,904,416
Depreciation and amortization	70,798	31,283	-	102,082
Capital expenditures	43,784	36,789	-	80,573
Loss from operations	(1,268,097)	(205,405)	(285,444)	(1,758,946)
Provision for income taxes	-	-	-	-
Segment loss	(1,265,334)	(204,264)	(285,444)	(1,755,042)
Segment assets	$2,482,450	$451,221	$310,277	$3,243,948

	For the year ended December 31, 2018
	Clean Food Platform	Restaurant	Others	Total
Revenues	$1,076,827	$-	$-	$1,076,827
Cost of goods sold	848,777	-	-	848,777
Gross profit	228,050	-	-	228,050
Depreciation and amortization	27,317	9,634	-	36,951
Capital expenditures	302,083	-	-	302,083
Loss from operations	(703,790)	(46,497)	(233,000)	(983,287)
Provision for income taxes	-	-	-	-
Segment loss	(700,601)	(46,497)	(233,000)	(980,098)
Segment assets	$1,406,154	$462,479	$-	$1,868,633